Shareholder Report, Holdings (Details)	Jun. 30, 2025
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.84%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.85%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.62%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.74%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.11%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.84%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.85%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.62%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.74%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.11%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.71%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.82%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.03%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.57%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.57%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.71%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.82%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.03%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.57%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.57%)